Feb. 27, 2025
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF
Investment Objective
The Invesco AAA CLO Floating Rate Note ETF (the “Fund”) seeks current income and capital preservation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.19%

Other Expenses	None

Total Annual Fund Operating Expenses	0.19

1	Effective May 1, 2024, the Fund's unitary management fee was reduced. “Management Fees” have been restated to reflect current fees.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$242

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in floating rate note securities issued by collateralized loan obligations (CLOs) that are rated AAA (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)) at the time of purchase. The Fund may invest in CLO securities of any maturity. A CLO is a trust that issues fixed- or floating-rate debt securities that are collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The underlying loans in a CLO are selected by the CLO’s manager. The Fund may purchase CLO securities both in the primary markets (e.g. purchased directly from the issuer) and secondary markets.
The Fund may invest in CLO securities that are unrated, in which case the Fund’s sub-adviser, Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), may internally assign ratings to certain of those securities, after assessing their credit quality, in categories similar to those of NRSROs. In such instances, unrated CLO securities will be counted toward the 80% investment strategy if determined to be equivalent to an AAA rating by the Sub-Adviser.
The Fund may invest up to 15% of its net assets in below AAA-rated CLO securities with a minimum rating of AA at the time of purchase, or if unrated, determined to be of comparable credit quality by the Sub-Adviser. The Fund will not invest in CLO securities that have a rating that is below AA (or equivalent by an NRSRO) at the time of purchase.
The Fund may invest up to 20% of its net assets in CLO securities that are denominated in foreign currencies.
The Fund will primarily invest in CLOs whose underlying loan collateral is almost entirely comprised of broadly syndicated loans (i.e., loans with offering sizes that are typically greater than $250 million). The Fund may, however, invest up to 15% of its net assets in “middle-market CLOs,” which are CLOs whose underlying loan collateral is substantially comprised of middle market loans (i.e., loans with offering sizes generally below $250 million).
The Fund will limit its investment in fixed-rate CLO securities to a maximum of 15% of its net assets at the time of purchase.
In selecting securities for the Fund’s portfolio, the Sub-Adviser utilizes a combination of “top-down”, macroeconomic-driven investment approach and a fundamental “bottom-up” approach, which leverages the Sub-Adviser’s experience as a frequent CLO issuer and manager as well as experience in the loan market in managing various retail and institutional loan funds.
The Fund may also invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, or other ETFs (including affiliated ETFs) while deploying new capital, or for liquidity management purposes and managing redemptions.
The Fund may invest in currency forward contracts or futures contracts for purpose of hedging any foreign currency exposure from non-U.S. denominated CLO securities. The Fund will not use derivatives for any other purposes.
The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”).
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the  Investment Company Act of 1940, as amended (the “1940 Act”).

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance  and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Return—Calendar Years

	Period Ended	Returns
Best Quarter	September 30, 2023	2.60%
Worst Quarter	December 31, 2024	1.59%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	Since Inception
Return Before Taxes	12/9/2022	7.06%	8.05%
Return After Taxes on Distributions		4.27	5.18
Return After Taxes on Distributions and Sale of Fund Shares		4.14	4.92

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.65

JP Morgan CLOIE AAA Index (reflects no deduction for fees, expenses or taxes)		7.06	7.95

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.